Note 15 - Investments (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Debt Securities, Available-for-Sale, Amortized Cost	$ 20,000,000
Debt Securities, Available-for-Sale, Current	18,942,000		$ 0
Debt Securities, Unrealized Gain (Loss)	(1,100,000)
Debt Securities, Available-for-Sale, Allowance for Credit Loss	0
Equity Securities, FV-NI, Cost	20,000,000
Equity Securities, FV-NI, Current	19,945,084		$ 0
Equity Securities, FV-NI, Unrealized Gain (Loss)	$ (54,916)	$ 0